SEGMENTED INFORMATION (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segmented Information
Revenues		37,641	32,918	24,660
Commodity and gas distribution costs		(29,483)	(26,807)	(19,179)
Operating and administrative		(3,281)	(3,014)	(2,739)
Depreciation and amortization		(1,577)	(1,370)	(1,236)
Environmental costs, net of recoveries		(100)	(362)	88
Total operating income		3,200	1,365	1,594
Income/(loss) from equity investments		368	330	195
Other income/(expense) (Note 26)		(266)	(135)	238
Interest income/(expense)		(1,129)	(947)	(841)
Income taxes recovery/(expense)		(611)	(123)	(171)
Earnings/(loss) from continuing operations		1,562	490	1,015
Discontinued operations
Earnings/(loss) from discontinued operations before income taxes		73	6	(123)
Income taxes (expense)/recovery from discontinued operations		(27)	(2)	44
Earnings/(loss) from discontinued operations		46	4	(79)
Earnings/(loss)		1,608	494	936
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests		(203)	135	(229)
Preference share dividends		(251)	(183)	(105)
Earnings/(loss) attributable to Enbridge Inc. common shareholders		1,154	446	602
Additions to property, plant and equipment		10,527	8,236	5,195
Total Assets		72,857	57,568
Liquids Pipelines
Segmented Information
Revenues		2,283	2,272	2,445
Operating and administrative		(1,101)	(1,006)	(942)
Depreciation and amortization		(498)	(429)	(399)
Environmental costs, net of recoveries		7	(79)
Total operating income		691	758	1,104
Income/(loss) from equity investments		160	118	46
Other income/(expense) (Note 26)		12	39	(7)
Interest income/(expense)		(372)	(319)	(250)
Income taxes recovery/(expense)		(24)	(165)	(192)
Earnings/(loss) from continuing operations		467	431	701
Discontinued operations
Earnings/(loss)		467	431	701
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests		(4)	(4)	(4)
Earnings/(loss) attributable to Enbridge Inc. common shareholders		463	427	697
Additions to property, plant and equipment		5,917	4,360	1,927
Total Assets		27,657	20,950
Gas Distribution
Segmented Information
Revenues		3,216	2,741	2,438
Commodity and gas distribution costs		(1,979)	(1,585)	(1,220)
Operating and administrative		(530)	(534)	(528)
Depreciation and amortization		(304)	(321)	(336)
Total operating income		403	301	354
Other income/(expense) (Note 26)		(8)	20	83
Interest income/(expense)		(165)	(160)	(164)
Income taxes recovery/(expense)		(17)	(32)	(66)
Earnings/(loss) from continuing operations		213	129	207
Discontinued operations
Earnings/(loss)		213	129	207
Earnings/(loss) attributable to Enbridge Inc. common shareholders		213	129	207
Additions to property, plant and equipment		603	533	445
Total Assets		9,320	7,942
Gas Pipelines, Processing and Energy Services
Segmented Information
Revenues		23,023	20,310	13,106
Commodity and gas distribution costs		(21,921)	(20,244)	(13,676)
Operating and administrative		(175)	(221)	(142)
Depreciation and amortization		(114)	(75)	(57)
Total operating income		813	(230)	(769)
Income/(loss) from equity investments		136	154	141
Other income/(expense) (Note 26)		38	39	33
Interest income/(expense)		(98)	(81)	(50)
Income taxes recovery/(expense)		(318)	50	269
Earnings/(loss) from continuing operations		571	(68)	(376)
Discontinued operations
Earnings/(loss) from discontinued operations before income taxes		73	6	(123)
Income taxes (expense)/recovery from discontinued operations		(27)	(2)	44
Earnings/(loss) from discontinued operations		46	4	(79)
Earnings/(loss)		617	(64)	(455)
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests				(1)
Earnings/(loss) attributable to Enbridge Inc. common shareholders		617	(64)	(456)
Additions to property, plant and equipment		678	744	933
Total Assets		7,601	7,015
Earnings (loss) from assets		41	43	39
Sponsored Investments
Segmented Information
Revenues		9,119	7,595	6,671
Commodity and gas distribution costs		(5,583)	(4,978)	(4,283)
Operating and administrative		(1,438)	(1,226)	(1,076)
Depreciation and amortization		(642)	(530)	(431)
Environmental costs, net of recoveries		(107)	(283)	88
Total operating income		1,349	578	969
Income/(loss) from equity investments		86	56	55
Other income/(expense) (Note 26)		5	37	49
Interest income/(expense)		(559)	(409)	(397)
Income taxes recovery/(expense)		(263)	(133)	(169)
Earnings/(loss) from continuing operations		618	129	507
Discontinued operations
Earnings/(loss)		618	129	507
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests		(199)	139	(224)
Earnings/(loss) attributable to Enbridge Inc. common shareholders		419	268	283
Additions to property, plant and equipment		3,269	2,565	1,886
Total Assets		23,515	18,527
Ownership percentage transfer between segments	50.00%
Earnings (loss) from assets				33
Corporate
Segmented Information
Operating and administrative		(37)	(27)	(51)
Depreciation and amortization		(19)	(15)	(13)
Total operating income		(56)	(42)	(64)
Income/(loss) from equity investments		(14)	2	(47)
Other income/(expense) (Note 26)		(313)	(270)	80
Interest income/(expense)		65	22	20
Income taxes recovery/(expense)		11	157	(13)
Earnings/(loss) from continuing operations		(307)	(131)	(24)
Discontinued operations
Earnings/(loss)		(307)	(131)	(24)
Preference share dividends		(251)	(183)	(105)
Earnings/(loss) attributable to Enbridge Inc. common shareholders		(558)	(314)	(129)
Additions to property, plant and equipment		60	34	4
Interest income - intersegment		694	443	336
Total Assets		4,764	3,134
Earnings (loss) from assets				1
Reclassification of additions to property, plant and equipment				108